Related Parties (Schedule of Transactions with Related Parties) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income:
Revenues	₪ 7	₪ 30	₪ 12
Expenses:
Cost of revenues and other	₪ 5	₪ 10	₪ 13